Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 90,740,000,000	₱ 93,116,000,000
Prepaid benefit costs	15,003,000,000	14,561,000,000
Accounts payable (Note 23)	₱ 60,445,000,000	52,950,000,000
Terms and Conditions	Immediately upon receipt of invoice
Repairs and maintenance	₱ 12,744,000,000	14,706,000,000	₱ 14,632,000,000
Rent	7,016,000,000	6,632,000,000	6,078,000,000
Financing costs – net	7,370,000,000	7,354,000,000	6,259,000,000
Professional and other contracted services (Note 25)	12,168,000,000	9,386,000,000	8,175,000,000
Communication, training and travel (Note 25)	1,166,000,000	1,249,000,000	1,348,000,000
Insurance and security services	1,519,000,000	1,736,000,000	1,794,000,000
Cost of sales(Note 5)	13,633,000,000	18,293,000,000	17,453,000,000
Selling and promotions	5,908,000,000	7,687,000,000	9,747,000,000
Cost of services (Note 18)	2,572,000,000	1,540,000,000	1,064,000,000
Expenses	150,415,000,000	140,559,000,000	139,268,000,000
Meralco Joint Venture Through PCEV [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 653,000,000	327,000,000
Terms and Conditions	Electricity charges – immediately upon receipt of invoice (Unsecured)
Repairs and maintenance	₱ 2,397,000,000	2,401,000,000	2,328,000,000
Rent	298,000,000	272,000,000	264,000,000
Construction-in-progress	81,000,000	67,000,000	95,000,000
Joint Venture Through PCEV Pole Rental [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 5,000,000
Terms and Conditions	Pole rental – 45 days upon receipt of billing (Unsecured)
MPIC Joint Venture Through PCEV [Member]
Disclosure of transactions between related parties [Line Items]
Advances and other noncurrent assets – net of current portion (Note 10)	₱ 11,461,000,000	6,514,000,000
Terms and Conditions	Due on 2019 to 2021 for 2017 and 2018 to 2020 for 2016; non- interest- bearing (Unsecured)
Joint Venture Through PCEV Trade and other receivables [Member]
Disclosure of transactions between related parties [Line Items]
Trade and other receivables (Notes 10 and 17)	₱ 4,091,000,000	1,838,000,000
Terms and Conditions	Due on June 2018 for 2017 and June 2017 for 2016; non- interest- bearing (Unsecured)
NTT Finance Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Interest-bearing financial liabilities (Note 21)	₱ 2,498,000,000	1,244,000,000
Terms and Conditions	Non- amortizing, payable upon maturity on March 30, 2023 (Unsecured)
Financing costs – net	₱ 56,000,000	19,000,000
NTT World Engineering Marine Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 33,000,000	35,000,000
Terms and Conditions	1st month of each quarter; non- interest- bearing (Unsecured)
Repairs and maintenance	₱ 47,000,000	18,000,000	60,000,000
NTT Communications [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 9,000,000	54,000,000
Terms and Conditions	30 days upon receipt of invoice; non- interest- bearing (Unsecured)
Rent	₱ 4,000,000	7,000,000	10,000,000
Professional and other contracted services (Note 25)	88,000,000	77,000,000	77,000,000
NTT Worldwide Telecommunications Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 6,000,000	3,000,000
Terms and Conditions	30 days upon receipt of invoice; non- interest- bearing (Unsecured)
Selling and promotions	₱ 8,000,000	10,000,000	14,000,000
Selling and promotions	8,000,000	10,000,000	14,000,000
NTT DOCOMO, Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 11,000,000	41,000,000
Terms and Conditions	30 days upon receipt of invoice; non- interest- bearing (Unsecured)
Professional and other contracted services (Note 25)	₱ 94,000,000	95,000,000	90,000,000
JGSHI and Subsidiaries [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	₱ 11,000,000	2,000,000
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Repairs and maintenance	₱ 69,000,000	57,000,000	20,000,000
Rent	118,000,000	125,000,000	303,000,000
Communication, training and travel (Note 25)	2,000,000	2,000,000	2,000,000
Malayan [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	11,000,000	11,000,000
Prepaid benefit costs	₱ 66,000,000	83,000,000
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Insurance and security services	₱ 179,000,000	242,000,000	236,000,000
Gotuaco [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	15,000,000	597,000
Prepaid benefit costs	₱ 12,000,000	4,000,000
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Insurance and security services	₱ 126,000,000	156,000,000
Tv Five Network Inc [Member]
Disclosure of transactions between related parties [Line Items]
Prepaid benefit costs	₱ 277,000,000	414,000,000
Terms and Conditions	—
Selling and promotions	₱ 149,000,000	126,000,000	161,000,000
Dakila Cable Tv Corporation
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	125,000,000
Prepaid benefit costs	₱ 0	0
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Cost of services (Note 18)	₱ 514,000,000	116,000,000	51,000,000
Various [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	35,000,000	39,000,000
Trade and other receivables (Notes 10 and 17)	1,867,000,000	1,416,000,000
Accounts payable (Note 23)	365,000,000	339,000,000
Revenues	2,059,000,000	781,000,000	864,000,000
Expenses	₱ 1,223,000,000	1,113,000,000	972,000,000
Various [Member] | Current Trade And Other Receivables
Disclosure of transactions between related parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice (Unsecured)
Various [Member] | Accounts Payable
Disclosure of transactions between related parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing
Various [Member] | Accrued expenses and other current liabilities [member]
Disclosure of transactions between related parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing
MIESCOR Joint Venture Through PCEV [Member]
Disclosure of transactions between related parties [Line Items]
Repairs and maintenance	₱ 117,000,000	144,000,000	165,000,000
ALBV [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	0	0
Professional and other contracted services (Note 25)	190,000,000	183,000,000	203,000,000
AIL Associate Through ACeS Philippines [Member]
Disclosure of transactions between related parties [Line Items]
Cost of sales(Note 5)	₱ 0	₱ 0	₱ 16,000,000